Share Capital (Narrative) (Details)					1 Months Ended							12 Months Ended
	May 04, 2022 CAD ($) $ / shares shares	Jul. 15, 2020 CAD ($) $ / shares shares	Oct. 09, 2018 CAD ($)	Jul. 10, 2018 CAD ($) $ / shares	Dec. 31, 2022 CAD ($) $ / shares shares	Jun. 15, 2021 Share shares $ / shares	May 17, 2021 CAD ($) shares	Mar. 25, 2021 CAD ($) $ / shares shares	Feb. 17, 2021 CAD ($) shares	Oct. 28, 2020 CAD ($) shares	Aug. 18, 2020 CAD ($) shares	Dec. 31, 2022 CAD ($) $ / shares shares	Dec. 31, 2021 CAD ($) shares $ / shares	Dec. 31, 2020 CAD ($) $ / shares	Jan. 22, 2021 CAD ($)	Dec. 31, 2019 $ / shares
Share capital [Line Items]
Number of shares issued | shares					47,597,327				5,000			47,597,327
Number of shares outstanding | shares					47,597,327							47,597,327
Amount of debt settlement											$ 256,769
Gain on debt settlement												$ 0	$ 31,137	$ 800
Weighted average exercise price of share options granted | $ / shares													$ 0.4
Stock-based compensation (Note 12 (e))												$ 69,056	$ 471,756	$ 3,397
Weighted average exercise price of share options outstanding | $ / shares					$ 0.41							$ 0.41	$ 0.41	$ 0.51		$ 0.51
Number of share options granted | shares						1,715,000							1,715,000
Exercise of warrants									$ 1,800
Gross proceeds from Mainpointe Investment												$ 0	$ 2,698,884	$ 0
Common shares issued | shares							126,492		5,000
Accrued dividends					$ 30,495							$ 30,495	22,872
Stock Option Plan [Member]
Share capital [Line Items]
Description of stock option plan												On May 21, 2014, the Company approved a Stock Option Plan whereby the Company may grant stock options to directors, officers, employees and consultants. The maximum number of shares reserved for issue under the plan cannot exceed 10% of the outstanding common shares of the Company as at the date of the grant. The stock options can be exercisable for a maximum of 10 years from the grant date and with various vesting terms.
Stock-based compensation (Note 12 (e))												$ 69,506	471,755	3,397
Weighted average remaining contractual life of outstanding share options												2 years 4 months 9 days
Unrecognized stock based compensation												$ 14,978	84,033
Stock Option Plan [Member] | Bottom of range [Member]
Share capital [Line Items]
Weighted average exercise price of share options outstanding | $ / shares					$ 0.4							$ 0.4
Stock Option Plan [Member] | Top of range [Member]
Share capital [Line Items]
Weighted average exercise price of share options outstanding | $ / shares					$ 0.43							$ 0.43
August 2020 Debt Settlement [Member]
Share capital [Line Items]
Amount of debt settlement											$ 256,769
Number of shares issued to creditors | shares											1,426,491
Directors, officers, consultants and employees [Member]
Share capital [Line Items]
Number of share options granted | shares						1,715,000
Directors, officers, consultants and employees [Member] | Stock Option Plan [Member]
Share capital [Line Items]
Weighted average exercise price of share options granted | $ / shares						$ 0.4
Directors, officers, consultants and employees [Member] | Vest in equal amounts each calendar quarter over the next 24 months [Member]
Share capital [Line Items]
Number of share options vested | Share						1,090,000
Directors, officers, consultants and employees [Member] | Vest immediately [Member]
Share capital [Line Items]
Number of share options vested | Share						625,000
Certain creditors ("Creditors") [Member] | March 2021 Debt Settlement [Member]
Share capital [Line Items]
Amount of debt settlement								$ 342,501
Number of shares issued to creditors | shares								889,612
Share price | $ / shares								$ 0.385
Gain on debt settlement								$ 31,137
Certain creditors ("Creditors") [Member] | October 2020 Debt Settlement [Member]
Share capital [Line Items]
Amount of debt settlement										$ 28,800
Number of shares issued to creditors | shares										160,000
Gain on debt settlement										$ 800
Directors or officers [Member] | August 2020 Debt Settlement [Member]
Share capital [Line Items]
Amount of debt settlement											$ 204,769
Mainpointe [Member]
Share capital [Line Items]
Gross proceeds from Mainpointe Investment												$ 2,698,884	$ 2,698,884
Common shares issued | shares												3,986,684	3,986,684
Common shares issued value												$ 1,459,445	$ 1,459,445
Mainpointe [Member] | Share Purchase Agreement [Member]
Share capital [Line Items]
Strategic investment															$ 2,700,000
Replicel [Member]
Share capital [Line Items]
Common shares issued | shares							126,492
Accrued dividends							$ 47,737
Replicel [Member] | Share Purchase Agreement [Member]
Share capital [Line Items]
Number of shares issued | shares					3,986,684							3,986,684	3,986,684
Strategic investment															$ 2,700,000
Private Placement [Member]
Share capital [Line Items]
Number of units issued | shares	4,218,470	3,649,110			8,419,650
Units issued price per unit | $ / shares	$ 0.18	$ 0.18			$ 0.1
Gross proceeds from issuance of units	$ 759,325	$ 656,840			$ 841,965
Exercise price of warrants granted | $ / shares	$ 0.4	$ 0.36										$ 0.2
Minimum closing price of shares | $ / shares		$ 0.45
Number of consecutive trading days		10 days
Private Placement [Member] | YOFOTO (China) Health Industry Co. Ltd. [Member] | Replicel [Member]
Share capital [Line Items]
Number of shares subject to put option | shares												3,571,888
Private Placement [Member] | YOFOTO (China) Health Industry Co. Ltd. [Member] | Replicel [Member] | Definitive Licensing And Collaborative Agreement [Member]
Share capital [Line Items]
Share price | $ / shares				$ 0.95
License period				15 years
Amount invested in private placement			$ 5,090,005	$ 5,090,005
Percentage of warrant coverage				20.00%
Ownership description of shares			19.9%